Leases - Right of use assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Balance at beginning of period	$ 5,643	$ 5,611
Remeasurement of right-of-use assets	551	214
Additions in right-of-use assets	726	1,323
Depreciation	(1,637)	(1,476)
Disposals	(108)	(29)
Balance at end of period	5,175	5,643
Branch offices
Right-of-use assets
Balance at beginning of period	5,435	5,583
Remeasurement of right-of-use assets	551	214
Additions in right-of-use assets	663	1,079
Depreciation	(1,542)	(1,419)
Disposals	(108)	(22)
Balance at end of period	4,999	5,435
IT equipment
Right-of-use assets
Balance at beginning of period		9
Depreciation		(2)
Disposals		(7)
Furniture and equipment
Right-of-use assets
Balance at beginning of period	208	19
Additions in right-of-use assets	63	244
Depreciation	(95)	(55)
Balance at end of period	$ 176	$ 208